BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Borrowings
Short-term borrowings				¥ 290,450		¥ 288,280	$ 39,494
Maturity amount outstanding				290,450		288,280
Beike Technology Co., Ltd. | Facility Agreement Due 2024, RMB277.8 Million [Member]
Borrowings
Short-term borrowings					¥ 277,800
Borrowing term					267 days
Interest rate for outstanding borrowings					3.35%
Borrowing to be paid off on February 29, 2024					¥ 43,300
Borrowing to be paid off on March 31, 2024					47,800
Borrowing to be paid off on June 21 2024					¥ 186,700
Beike Technology Co., Ltd. | Facility Agreement Due 2025, RMB222.2 Million [Member]
Borrowings
Short-term borrowings			¥ 222,200
Borrowing term			365 days
Interest rate for outstanding borrowings			3.00%
Borrowing to be paid off on March 31, 2024			¥ 23,300
Borrowing to be paid off on June 30 2024			3,900
Borrowing to be paid off on July 12, 2024			22,800
Borrowing to be paid off on September 30,2024			23,300
Borrowing to be paid off on January 11, 2025			148,900
Maturity amount outstanding						148,900
Beike Technology Co., Ltd. | Facility Agreement Due 2025, RMB53.0 Million [Member]
Borrowings
Short-term borrowings		¥ 53,000
Borrowing term		359 days
Interest rate for outstanding borrowings		2.83%
Borrowing to be paid off on June 30 2024		¥ 8,800
Borrowing to be paid off on December 31, 2024		8,900
Borrowing to be paid off on May 25, 2025		¥ 35,300
Maturity amount outstanding						35,300
Beike Technology Co., Ltd. | Facility Agreement Due 2025, RMB186.7 Million [Member]
Borrowings
Short-term borrowings	¥ 186,700
Borrowing term	358 days
Interest rate for outstanding borrowings	2.83%
Borrowing to be paid off on September 30,2024	¥ 47,800
Borrowing to be paid off on August 31, 2024	43,300
Borrowing to be paid off on March 21, 2025	47,800
Borrowing to be paid off on June 21, 2025	¥ 47,800
Maturity amount outstanding						95,600
Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd | Facility Agreement Due 2024
Borrowings
Short-term borrowings				¥ 12,700
Borrowing term				363 days
Interest rate for outstanding borrowings				3.30%
Borrowing to be paid off on June 30 2024				¥ 3,200
Borrowing to be paid off on December 25 2024				¥ 9,500
Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd | Facility Agreement Due 2025, RMB10.2 Million [Member]
Borrowings
Short-term borrowings			¥ 10,200
Borrowing term			365 days
Interest rate for outstanding borrowings			3.00%
Borrowing to be paid off on July 18, 2024			¥ 1,700
Borrowing to be paid off on January 18, 2025			¥ 8,500
Maturity amount outstanding						¥ 8,500